INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Nov. 30, 2019	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Deferred tax assets:
Compensation and benefits		$ 132.0	$ 122.3
Net operating loss		165.9	160.5
Pension & postretirement benefits		195.6	194.7
Reserves		1.5	6.3
Self-Insurance		259.7	265.1
Tax credits		64.2	57.4
Other		58.7	59.3
Gross deferred tax assets		877.6	865.6
Less: valuation allowance		(139.5)	(134.9)	$ (387.6)	$ (286.8)
Total deferred tax assets		738.1	730.7
Deferred tax liabilities:
Debt discounts		62.8	73.7
Depreciation and amortization		876.1	903.5
Inventories		346.5	322.9
Other		14.1	10.5
Total deferred tax liabilities		1,299.5	1,310.6
Net deferred tax liability		(561.4)	(579.9)
Noncurrent deferred tax asset
Noncurrent deferred tax liability		(561.4)	(579.9)
Total	$ (711.3)	$ (561.4)	$ (579.9)